Shareholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Summary of Warrants

A summary of warrants for the nine months ended September 30, 2022 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2021	6,578,360	$4.97
Warrants granted	270,001	4.00
Warrants exercised	(779,000)	2.00
Warrants expired or forfeited	-	-
Balance outstanding, September 30, 2022	6,069,361	$4.67
Balance exercisable, September 30, 2022	5,969,361	$4.68

A summary of warrants for the years ended December 31, 2021 and 2020, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2019	643,750	$3.00
Warrants granted	634,625	3.00
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	1,278,375	3.00
Warrants granted	5,299,985	5.45
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	6,578,360	$4.97
Balance exercisable, December 31, 2021	6,378,360	$5.00

Summary of Outstanding Warrants Exercise Price

Information relating to outstanding warrants at December 31, 2021, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$2.00	200,000	2.50	$3.00	200,000	$2.00
$3.00	2,587,125	1.00	$3.00	2,587,125	$3.00
$4.00	200,000	2.50	$4.00	-	$4.00
$6.61	3,591,235	2.76	$6.61	3,591,235	$6.61
	6,578,360	2.06	$4.97	6,378,360	$5.00

Summary of Options

A summary of stock options for the nine months ended September 30, 2022 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2021	4,415,000	$2.00
Options granted	245,000	2.18
Options exercised	-	-
Options expired or forfeited	(50,000)	2.00
Balance outstanding, September 30, 2022	4,610,000	$2.01
Balance exercisable, September 30, 2022	1,858,333	$2.00

A summary of stock options for the year ended December 31, 2021 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2020	-	$-
Options granted	4,415,000	2.00
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2021	4,415,000	$2.00
Balance exercisable, December 31, 2021	880,417	$2.00

Summary of Outstanding Options Exercise Price

Information relating to outstanding options at September 30, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.01	4,610,000	8.22	$2.01	1,858,333	$2.00
	4,610,000	8.22	$2.01	1,858,333	$2.00

Information relating to outstanding options at December 31, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.00	4,415,000	9.15	$2.00	880,417	$2.00